Document and Entity Information	Jun. 02, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 02, 2025
Entity File Number	000-42120
Entity Registrant Name	Life360, Inc.
Entity Central Index Key	0001581760
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-0197666
Entity Address, Address Line One	1900 South Norfolk Street, Suite 310
Entity Address, City or Town	San Mateo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94403
City Area Code	415
Local Phone Number	484-5244
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	LIF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false